Condensed Financial Information of DHT Holdings, Inc. (parent company only)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Financial Information of DHT Holdings, Inc. (parent company only)
Note 17 - Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Rule 12-04 Condensed Financial Information of Registrant requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2021, 2020 and 2019. The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the Company’s vessel-owning subsidiaries.

FINANCIAL POSITION

(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2021	2020
Cash and cash equivalents	$15,539	$5,310
Accounts receivable and prepaid expenses	74	1,679
Amounts due from related parties	90,190	84,725
Total current assets	$105,803	$91,713

Investments in subsidiaries	$392,489	$434,172
Loan to subsidiaries	338,051	324,420
Investment in associate company	201	201
Total non-current assets	$730,741	$758,793

Total assets	$836,545	$850,506

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$447	$170
Total current liabilities	$447	$170

Stockholders’ equity
Stock	$1,661	$1,708
Paid-in additional capital	1,217,244	1,245,449
Accumulated deficit	(382,808)	(396,820)
Total stockholders’ equity	$836,097	$850,336

Total liabilities and stockholders’ equity	$836,545	$850,506

INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019
Revenues	$980	$-	$-
Impairment charge	(35,149)	(35,278)	455
Dividend income	70,746	17,081	25,519
General and administrative expense	(17,742)	(19,148)	(14,782)
Operating income/(loss)	$18,835	$(37,345)	$11,192

Interest income	$17,233	$21,434	$27,943
Interest expense	-	(6,766)	(12,177)
Other financial income	26	245	17
Profit/(loss) for the year	$36,095	$(22,433)	$26,975

Statement of Comprehensive Income

(Dollars in thousands)	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019
Profit/(loss) for the year	$36,095	$(22,433)	$26,975
Total comprehensive income/(loss) for the period	$36,095	$(22,433)	$26,975
Attributable to the owners	$36,095	$(22,433)	$26,975

In the condensed financial statements of the parent company, the parent company’s investments in subsidiaries were recorded at cost less any impairment. An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019

Cash Flows from Operating Activities:
Profit/(loss) for the year	$36,095	$(22,433)	$26,975
Items included in net income not affecting cash flows:
Amortization	-	3,250	5,459
Impairment charge	35,149	35,278	(455)
Compensation related to options and restricted stock	3,203	4,204	693
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	1,604	(805)	(500)
Accounts payable and accrued expenses	277	(2,246)	(1,317)
Amounts due to related parties	(6,834)	(43,313)	(63,280)
Net cash provided by/(used in) operating activities	$69,494	$(26,063)	$(32,425)

Cash flows from Investing Activities
Loan to subsidiaries	$(5,004)	$223,550	$75,500
Net cash (used in)/provided by investing activities	$(5,004)	$223,550	$75,500

Cash flows from Financing Activities
Cash dividends paid	$(22,083)	$(214,669)	$(28,685)
Purchase of treasury shares	(32,178)	-	(3,248)
Issuance of convertible bonds	-	-	(7)
Repayment of convertible bonds	-	-	(6,426)
Net cash used in financing activities	$(54,261)	$(214,669)	$(38,366)

Net increase/(decrease) in cash and cash equivalents	$10,229	$(17,182)	$4,709
Cash and cash equivalents at beginning of period	5,310	22,492	17,783
Cash and cash equivalents at end of period	$15,539	$5,310	$22,492

The condensed financial information of DHT Holdings, Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(Loss) Reconciliation

(Dollars in thousands)	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019

Profit/(loss) of the parent company only under cost method of accounting	$36,095	$(22,433)	$26,975
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(47,776)	288,653	46,969
Profit/(loss) of the parent company only under equity method of accounting	$(11,681)	$266,221	$73,944

Equity Reconciliation

(Dollars in thousands)	December 31, 2021	December 31, 2020	December 31, 2019

Equity of the parent company only under cost method of accounting	$836,097	$850,336	$962,796
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	310,608	358,384	69,731
Equity of the parent company only under equity method of accounting	$1,146,706	$1,208,720	$1,032,527

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2021, the parent company recorded dividend income from its subsidiaries of $69,500 thousand. During the year ended December 31, 2020, the parent company recorded dividend income from its subsidiaries of $15,000 thousand. During the year ended December 31, 2019, the parent company recorded dividend income from its subsidiaries of $25,007 thousand.

During the year ended December 31, 2021, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.